INVESTMENT IN JOINT VENTURE - JV Carrying Value Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Statement [Line Items]
Revenue	$ 1,855	$ 0	$ 8,973	$ 0
Net income	90,375		14,354
Other comprehensive income		0		0
Reconciliation of JCU net assets to Denison investment carrying value:
Adjusted net assets of JCU-at December 31		38,609		42,784
Net income	90,375		14,354
Investment from owners		4,770		1,600
Net assets of JCU-at November 30, 2023		$ 34,580		$ 38,609
Denison ownership interest		50.00%		50.00%
Investment in JCU	17,290		19,305
JCU
Statement [Line Items]
Net income		$ (8,799)		$ (5,775)
Reconciliation of JCU net assets to Denison investment carrying value:
Net income		(8,799)		(5,775)
Investment in JCU	$ 17,290	$ 17,290	$ 19,305	$ 19,305